Schedule of convertible loan (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Short-Term Debt [Line Items]
Convertible debt				$ 2,303
Unsecured Fixed Rate Convertible Loan [Member]
Short-Term Debt [Line Items]
Debt Period	24 months
Debt Interest rate per annum	5.00%			5.00%
Debt Guarantees
Debt Other Security
Convertible debt	$ 1,467			$ 1,935